Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Fair Value Measurements

NOTE 3 FAIR VALUE MEASUREMENTS

As of December 31, 2012 and 2011, U.S. Cellular did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

		December 31, 2012		December 31, 2011
	Level within the Fair Value Hierarchy	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$378,358	$378,358	$424,155	$424,155
Short-term investments (1)(2)
Government-backed securities (3)	1	100,676	100,676	127,039	127,039
Long-term investments (1)(4)
Government-backed securities (3)	1	50,305	50,339	30,057	30,140
Long-term debt (5)
6.95% Senior Notes	1	342,000	376,610	342,000	364,162
6.7% Senior Notes	2	532,194	582,744	534,111	534,860

(1)		Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

(2)		Maturities are less than twelve months from the respective balance sheet dates.

(3)		Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.

(4)		Maturities range between 14 and 23 months from the balance sheet date.

(5)		Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of Long-term debt, excluding capital lease obligations and the current portion of such Long-term debt, was estimated using market prices for the 6.95% Senior Notes, and discounted cash flow analysis using an estimated yield to maturity of 6.09% and 6.85% for the 6.7% Senior Notes at December 31, 2012 and 2011, respectively.